Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Provision for obsolete inventories	$ 18,295	$ 1,343	$ 4,233